Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR
Amortized Cost
Within one year					188,792.2
Over one year through five years					378,302.4
Over five years through ten years					227,761.2
Over ten years					115,456.4
Amortized Cost	15,454.7	927,284.9	1,017,788.0		910,312.2	993,950.6
Fair Value
Within one year				3,143.8	188,629.4
Over one year through five years				6,201.1	372,068.0
Over five years through ten years				3,619.9	217,195.5
Over ten years				1,896.5	113,787.0
Total	$ 15,147.1	908,824.3	1,018,071.5	$ 14,861.3	891,679.9	993,231.5